[IMAGE OF L. ROY PAPP]





                       PAPP AMERICA-PACIFIC RIM FUND, INC.
                                 A No-Load Fund




                               SEMI-ANNUAL REPORT
                                  June 30, 2002









                                                   Managed by:
                                                   L. Roy Papp & Associates, LLP
                                                   6225 North 24th Street
                                                   Suite 150
                                                   Phoenix, AZ  85016
                                                   (602)956-1115 Local
                                                   (800)421-4004
                                                   E-mail: invest@roypapp.com
                                                   Web: http://www.roypapp.com

                       PAPP AMERICA-PACIFIC RIM FUND, INC.



Dear Fellow Shareholder:

For the first time in several years, the Morgan Stanley World Index outperformed both the Standard & Poor's 500 Stock Index and our Fund during the first half of 2002. At June 30 the World Index was down 9.54% while the S & P 500 was down 13.16% and our Fund was down 12.89%. However, since the Fund was first organized in March, 1997 it has done better than both the World Index and the S & P 500. Since inception, the Fund is up 47.19% compared with 12.78% for the World Index and 34.42% for the S & P 500.

As you know, Papp America-Pacific Rim Fund was organized to enable investors to place a portion of their assets in mostly American companies that derive a significant portion of their sales and earnings from countries within the Pacific Rim, mainly Asia. We believe that our trade with these nations will continue to expand and that our leadership in the fields of electronic and medical technology will ultimately prove to be very rewarding.

This is not to say problems do not exist. While we have been confident that business conditions will improve because of rapid action on the part of the Federal Reserve to reduce interest rates, coupled with much better inventory controls and other technological advances, a number of problems remain. In my Annual Report to you I said: "Absent any nuclear escalation of the Pakistan-India conflict, our economy should show unmistakable improvement during the first quarter of 2002 and this improvement should intensify as the year progresses". While I remain quite concerned about the Pakistan-India situation, our overall economy appears to be following this pattern. I am also concerned that a confrontation with Iraq could surface very quickly.

However, even though our economy is improving, a number of other factors have distressed investors and led to lower stock prices. One cannot ignore the terrorist threat, a problem impacting many countries other than our own. It is a fact that our nation will have to live with for many years to come. While the government is attempting to address the situation, ours is a democracy and things move slowly. Add to this a number of financial scandals, the perception of inside trading where the little guy has no chance, a relative strengthening of the dollar versus other currencies, a fragile international situation, and one can understand that investors are justifiably concerned about the long term outlook.

We believe that over time all this will pass. We will successfully address the terrorist situation. We will enact new laws designed to eliminate the most blatant of corporate excesses. And we will again see stock prices that reflect the state of the economy and corporate earnings. For these reasons, we shall continue to purchase good quality growth stocks whose future prospects are bright.

                                                           Best regards,



                                                           L. Roy Papp, Chairman
                                                           July 15, 2002


                      PAPP AMERICA-PACIFIC RIM FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JUNE 30, 2002
                                  (UNAUDITED)

                                                                                 Number         Fair
Common Stocks                                                                   of Shares       Value
----------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES (14.4%)
   American International Group
      (Major international insurance holding company)                             11,000        $  750,530
   General Electric Company
      (Diversified financial and industrial company)                              12,500           363,125
   State Street Corporation
      (Provider of U.S. and global securities custodial services)                 14,000           625,800
                                                                                                ----------
                                                                                                 1,739,455
                                                                                                ----------
MEDICAL PRODUCTS (13.0%)
   Medtronic, Inc.
      (Manufacturer of implantable biomedical devices)                            18,000           771,300
   Stryker Corporation
      (Developer and manufacturer of surgical and medical devices)                15,000           802,650
                                                                                                ----------
                                                                                                 1,573,950
                                                                                                ----------
INDUSTRIAL SERVICES (11.4%)
   Expeditors International of Washington, Inc.
      (International air freight forwarding)                                      30,000           994,800
   Interpublic Group of Companies, Inc.
      (Worldwide advertising agencies)                                            15,500           383,780
                                                                                                ----------
                                                                                                 1,378,580
                                                                                                ----------
PHARMACEUTICAL (10.4%)
   Eli Lilly & Company
      (Prescription pharmaceuticals)                                              12,000           676,800
   Pfizer, Inc.
     (Prescription pharmaceuticals)                                               16,500           577,500
                                                                                                ----------
                                                                                                 1,254,300
                                                                                                ----------
SEMICONDUCTORS & EQUIPMENT (9.0%)
   Applied Materials, Inc.*
      (Developer, manufacturer, and marketer of
      semiconductor manufacturing systems)                                        28,400           540,168
   Intel Corporation
      (Manufacturer of microprocessors, microcontrollers,
      and memory chips)                                                           21,500           392,805
   Linear Technology Corporation*
      (Designer of high performance analog semiconductors)                         5,000           157,150
                                                                                                ----------
                                                                                                 1,090,123
                                                                                                ----------
ELECTRONIC EQUIPMENT (8.2%)
   American Power Conversion *
      (Producer of uninterruptible power supply products)                         13,000           164,190
    Molex, Inc.
      (Supplier of interconnection products)                                      30,000           822,900
                                                                                                ----------
                                                                                                   987,090
                                                                                                ----------
CONSUMER PRODUCTS (6.1%)
    Clorox Company
      (Manufacturer of bleach and other consumer products)                        18,000           744,300
                                                                                                ----------

    *Non-income producing security

    The accompanying notes are an integral part of this financial statement.



                      PAPP AMERICA-PACIFIC RIM FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JUNE 30, 2002
                                  (UNAUDITED)
                                                                                 Number         Fair
Common Stocks (continued)                                                       of Shares       Value
----------------------------------------------------------------------------------------------------------
RESTAURANTS (4.9%)
    McDonald's Corporation
      (Fast food restaurants and franchising)                                     21,000       $   597,450
                                                                                               -----------
SOFTWARE (4.9%)
    Microsoft Corporation*
       (Personal computer software)                                               11,000           595,320
                                                                                               -----------
INSTRUMENTS & TESTING (4.6%)
   Agilent Technologies, Inc.*
      (Designs and manufactures test and measurement systems
       for the electronics and healthcare industries)                              3,046            72,738
   National Instruments Corporation *
      (Supplier of computer based instrumentation products)                       15,000           488,400
                                                                                               -----------
                                                                                                   561,138
                                                                                               -----------
INVESTMENT MANAGEMENT (4.3%)
    T. Rowe Price Associates, Inc.
       (No-load mutual fund company)                                              16,000           526,080
                                                                                               -----------
COMPUTER EQUIPMENT (3.6%)
   Hewlett-Packard Company
      (Manufacturer of printers, computers, and supplies)                         14,400           220,032
   International Business Machines Corporation
      (Global provider of information technology, hardware,
      software, and services)                                                      3,000           216,000
                                                                                               -----------
                                                                                                   436,032
                                                                                               -----------
TELECOMMUNICATIONS (2.5%)
   Cisco Systems, Inc. *
      (Supplier of computer internet working systems)                             10,200           142,290
   Nokia Corporation
      (Manufacturer of wireless handsets)                                         11,000           159,280
                                                                                               -----------
                                                                                                   301,570
                                                                                               -----------
OIL EXPLORATION AND PRODUCTION (1.8%)
    Royal Dutch Petroleum Company, PLC
      (Oil exploration and production company)                                     4,000           221,080

TOTAL COMMON STOCKS - 99.2%                                                                     12,006,468
CASH AND OTHER ASSETS, LESS LIABILITIES - 0.8%                                                     101,168
                                                                                               -----------
NET ASSETS - 100.0%                                                                            $12,107,636
                                                                                               ===========

NET ASSET VALUE PER SHARE
   (Based on 895,984 shares outstanding at June 30, 2002)                                      $     13.51
                                                                                               ===========


    *Non-income producing security
    The accompanying notes are an integral part of this financial statement.


                      PAPP AMERICA-PACIFIC RIM FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2002
                                  (UNAUDITED)

                                     ASSETS

Investment in securities at fair value (original cost
   $9,756,989 at June 30, 2002) (Note 1)                                                       $12,006,468
Cash                                                                                                23,032
Dividends and interest receivable                                                                    8,604
Receivable for investment securities sold                                                          113,982
                                                                                               -----------
         Total assets                                                                          $12,152,086
                                                                                               ===========


                                  LIABILITIES

Accrued Expenses                                                                               $    44,450
                                                                                               ===========


                                   NET ASSETS

Paid-in capital                                                                                $10,952,240
Accumulated undistributed net investment loss                                                     (424,975)
Accumulated undistributed net realized loss
   on investments sold                                                                            (669,108)
Net unrealized appreciation on investments                                                       2,249,479
                                                                                               -----------
         Net assets applicable to Fund shares outstanding                                      $12,107,636
                                                                                               ===========




Fund shares outstanding                                                                            895,984
                                                                                               ===========


Net Asset Value Per Share                                                                      $     13.51
                                                                                               ===========



    The accompanying notes are an integral part of this financial statement.


                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2002
                                  (UNAUDITED)

INVESTMENT INCOME:
   Dividends                                                                                   $    49,710
   Interest                                                                                            717
                                                                                               -----------
            Total investment income                                                                 50,427
                                                                                               -----------

EXPENSES:
   Management fee (Note 3)                                                                          69,365
   Filing fees                                                                                      14,700
   Auditing fees                                                                                    10,092
   Legal fees                                                                                        7,972
   Printing and postage fees                                                                         2,875
   Directors' attendance fees                                                                        2,700
   Custodial fees                                                                                    1,669
   Transfer agent fees (Note 3)                                                                      1,372
   Other fees                                                                                          875
                                                                                               -----------
            Total expenses                                                                         111,620

Less fees waived by adviser (Note 3)                                                               (24,915)
                                                                                               -----------
            Net expenses                                                                            86,705
                                                                                               -----------

Net investment loss                                                                                (36,278)
                                                                                               -----------

REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:
   Proceeds from sales of securities                                                             1,348,617
   Cost of securities sold                                                                       1,745,895
                                                                                               -----------
   Net realized loss on investments sold                                                          (397,278)
                                                                                               -----------

Net change in unrealized appreciation on investments                                            (1,385,620)
                                                                                               -----------

Net realized and unrealized loss on investments                                                 (1,782,898)
                                                                                               -----------

DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                                              $(1,819,176)
                                                                                               ===========


    The accompanying notes are an integral part of this financial statement.

                                       6

                      PAPP AMERICA-PACIFIC RIM FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                   FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND
                        THE YEAR ENDED DECEMBER 31, 2001
                                  (UNAUDITED)

                                                                                  2002              2001
                                                                             -----------       -----------
FROM OPERATIONS:
   Net investment loss                                                       $   (36,278)      $   (73,597)
   Net realized loss on investments sold                                        (397,278)         (271,829)
   Net change in unrealized appreciation on investments                       (1,385,620)       (2,133,858)
                                                                             -----------       -----------


            Decrease in net assets resulting
              from operations                                                 (1,819,176)       (2,479,284)
                                                                             -----------       -----------


FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net realized gain on investment securities sold - prior year                        -           (38,742)
   Net realized gain on investment securities sold                                     -                 -
                                                                             -----------       -----------

            Decrease in net assets resulting from
              distributions to shareholders                                            -           (38,742)
                                                                             -----------       -----------


FROM SHAREHOLDER TRANSACTIONS:
   Proceeds from sale of shares                                                  395,526           576,870
   Net asset value of shares issued to shareholders in
     reinvestment of net realized gain on investment
     securities sold                                                                   -            36,914
   Payments for redemption of shares                                          (1,119,728)       (1,081,346)
                                                                             -----------       -----------

            Decrease in net assets resulting
              from shareholder transactions                                     (724,202)         (467,562)
                                                                             -----------       -----------


Total decrease in net assets                                                  (2,543,378)       (2,985,588)

Net assets at beginning of the period                                         14,651,014        17,636,602
                                                                             -----------       -----------

Net assets at end of period                                                  $12,107,636       $14,651,014
                                                                             ===========       ===========


   The accompanying notes are an integral part of these financial statements.

                      PAPP AMERICA-PACIFIC RIM FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)


(1)      SIGNIFICANT ACCOUNTING POLICIES:

Papp America-Pacific Rim Fund, Inc. (the Fund) was incorporated on December 18, 1996, and is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Operations of the Fund commenced on March 14, 1997. The Fund invests with the objective of long-term capital growth in the common stocks of companies that have substantial international activities, particularly in the Pacific Rim nations.

The policies described below are followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States.

         INVESTMENT IN SECURITIES

For purposes of computing the net asset value of a share of the Fund, securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Directors.

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation or depreciation are calculated on the identified cost basis.

         NET ASSET VALUE, ORDERS, AND REDEMPTIONS

The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order. The Fund's net asset value per share (NAV) is the value of a single share. It is computed by dividing the market value of a Fund's assets, less its liabilities, by the number of shares outstanding, and rounding the result to the nearest full cent. The NAV is determined as of the close of trading on the New York Stock Exchange, currently 4:00 p.m. Eastern Standard time, on any day on which that Exchange is open for trading.

         USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         FEDERAL INCOME TAXES

The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies. The Code requires that substantially all of the Fund's taxable income, as well as any net realized gain on sales of investments, are to be distributed to the shareholders. The Fund has complied with this policy and, accordingly, no provision for Federal income taxes is required.

At December 31, 2001, the capital loss carryforward for U.S. Federal income tax purposes is $271,829. This amount was incurred during 2001 and, as such, will expire December 31, 2009. The Fund may offset future capital gains with this capital loss carryforward.


(2)      DIVIDENDS AND DISTRIBUTIONS:

Dividends and capital gain distributions are reinvested in additional shares of the Fund unless the shareholder has requested in writing to be paid by check. Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date.

On December 26, 2001, a distribution was declared from net realized long-term capital gains of approximately $0.0411 a share aggregating $38,742. The distribution was paid on December 31, 2001, to shareholders of record on December 26, 2001.

There were no significant differences between the book basis and tax basis of distributions for the year ended December 31, 2001.

(3)      TRANSACTIONS WITH AFFILIATES:

The Fund has an investment advisory and management services agreement with L. Roy Papp & Associates, LLP (the Manager). The Manager receives from the Fund, as compensation for its services, a fee accrued daily and payable monthly at an annual rate of 1% of the Fund's net assets. The Manager will reimburse the Fund to the extent the Fund's regular operating expenses during any of its fiscal years exceed 1.25% of its average daily net asset value in such year. A management fee expense reimbursement of $24,915 and $22,412 was required in 2002 and 2001, respectively. The Fund incurred fees of $1,372 and $3,378 in 2002 and 2001, respectively, from the Manager for providing shareholder and transfer agent services.

The Fund's independent directors receive $450 for each meeting of the Board of Directors attended on behalf of the Fund. Certain officers and/or directors of the Fund are also partners of the Manager and shareholders in the Fund. The Fund made no payments to its officers or directors, except to independent directors as stated above.

(4)      PURCHASES AND SALES OF SECURITIES:

For the six months ended June 30, 2002 and year ended December 31, 2001, investment transactions excluding short-term investments were as follows:

                                                    2002                  2001
                                                 ----------           ----------
    Purchases, at cost                           $  602,349           $1,089,677
    Sales                                        $1,348,617           $1,433,801

(5)      CAPITAL SHARE TRANSACTIONS:

At June 30, 2002, there were 5,000,000 shares of $.01 par value capital stock authorized. Transactions in capital shares of the Fund were as follows:


                                                  Proceeds              Shares
                                                -----------          ----------
    Six months ended June 30, 2002
    Shares issued                               $   395,526              26,172
    Distributions reinvested                              -                   -
    Shares redeemed                              (1,119,728)            (74,832)
                                                -----------          ----------
            Net decrease                        $  (724,202)            (48,660)
                                                ===========          ==========

    Year ended December 31, 2001
    Shares issued                               $   576,870              35,753
    Distributions reinvested                         36,914               2,362
    Shares redeemed                              (1,081,346)            (69,346)
                                                -----------          ----------
            Net decrease                        $  (467,562)         $  (31,231)
                                                ===========          ==========


(6)      UNREALIZED APPRECIATION:

For the six months ended June 30, 2002 and year ended December 31, 2001, unrealized appreciation of portfolio securities for both financial statement and Federal income tax purposes is as follows:


                                                    2002                 2001
                                                -----------         -----------
    Fair value                                  $12,006,468         $14,535,634
    Original cost                                 9,756,989         (10,900,535)
                                                -----------         -----------
            Net unrealized appreciation         $ 2,249,479         $ 3,635,099
                                                ===========         ===========


As of June 30, 2002, gross unrealized gains on investments in which fair value exceeded cost totaled $3,346,821 and gross unrealized losses on investments in which cost exceeded fair value totaled $1,097,342.

As of December 31, 2001, gross unrealized gains on investments in which fair value exceeded cost totaled $4,493,013 and gross unrealized losses on investments in which cost exceeded fair value totaled $857,914.


(7)      SELECTED FINANCIAL HIGHLIGHTS:

The following selected per share data has been calculated using revenues and expenses for the periods indicated, divided by the average number of shares outstanding during the periods. The ratios are calculated using the revenues and expenses for the period, divided by the average of the daily net assets of the
Fund.
                                           Six months                                                           Period Ended
                                                Ended                   Years ended December 31,                December 31,
                                        June 30, 2002         2001          2000          1999          1998          1997(A)
                                        -------------  -----------   -----------   -----------   -----------    ------------
Net asset value, beginning
   of period                              $     15.51  $     18.07   $     19.44   $     15.57   $     12.10     $     10.00
Income from operations:
     Net investment loss                        (0.06)       (0.08)        (0.09)        (0.12)        (0.06)              -
     Net realized and unrealized                (1.94)
      (loss)/gain on investments                             (2.44)         0.53          3.99          3.53            2.11
                                          -----------  -----------   -----------   -----------   -----------     -----------
        Total from operations                   (2.00)       (2.52)         0.44          3.87          3.47            2.11

Less Distributions:
   Distribution of net
      realized gain                                 -        (0.04)        (1.81)            -             -           (0.01)
                                          -----------  -----------   -----------   -----------   -----------     -----------
        Total distributions                         -        (0.04)        (1.81)            -             -           (0.01)

Net asset value, end of period                 $13.51       $15.51        $18.07        $19.44        $15.57          $12.10
                                          ===========  ===========   ===========   ===========   ===========     ===========

        Total return                          -12.89%      -13.94%         0.90%        24.86%        28.68%          21.11%
                                          ===========  ===========   ===========   ===========   ===========     ===========

Ratios/Supplemental Data:
   Net assets, end of period              $12,107,636  $14,651,014   $17,636,602   $16,478,700   $14,705,830     $13,741,389
   Expenses to average
     net assets (B)                            1.25%*        1.25%         1.25%         1.25%         1.25%          1.25%*
   Investment income to
     average net assets (C)                    0.71%*        0.77%         0.63%         0.58%         0.79%          1.30%*
   Portfolio turnover rate                     8.73%*        7.25%        28.33%        17.52%        13.73%         14.30%*




* Annualized

(A)  From the date of commencement of operations (March 14, 1997).
(B) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 1.58%, 1.40%, 1.32%, 1.39%, 1.41% and 1.55% for the periods ended June 30, 2002 and December 31, 2001, 2000, 1999, 1998 and 1997, respectively.
(C) Computed giving effect to investment adviser's expense limitation undertaking.

                                       11


                       PAPP AMERICA-PACIFIC RIM FUND, INC.

                                    DIRECTORS
      James K. Ballinger                               Harry A. Papp
      Amy S. Clague                                    L. Roy Papp
      Robert L. Mueller                                Rosellen C. Papp
      Carolyn P. O'Malley                              Bruce C. Williams

                                    OFFICERS
      Chairman - L. Roy Papp                           President - Harry A. Papp

                                 VICE PRESIDENTS
      Russell A. Biehl                                 Julie A. Hein
      Victoria S. Cavallero                            Robert L. Mueller
      George D. Clark, Jr.                             Rosellen C. Papp
      Jane E. Couperus                                 John L. Stull
      Jeffrey N. Edwards                               Bruce C. Williams

                          Secretary - Robert L. Mueller
                          Treasurer - Rosellen C. Papp
                       Assistant Treasurer - Julie A. Hein

                               INVESTMENT ADVISER
                          L. Roy Papp & Associates, LLP
                        6225 North 24th Street, Suite 150
                             Phoenix, Arizona 85016
                            Telephone: (602) 956-1115
                           E-mail: invest@roypapp.com
                           Web: http://www.roypapp.com

                                    CUSTODIAN
                                  Compass Bank
                          7335 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258

                     SHAREHOLDER SERVICES AND TRANSFER AGENT
                          L. Roy Papp & Associates, LLP
                        6225 North 24th Street, Suite 150
                             Phoenix, Arizona 85016
                    Telephone: (602) 956-1115, (800) 421-4004

                         INDEPENDENT PUBLIC ACCOUNTANTS
                             Deloitte & Touche, LLP
                       2901 N. Central Avenue, Suite 1200
                                Phoenix, AZ 85012

                                  LEGAL COUNSEL
                               Bell, Boyd & Lloyd
                             70 West Madison Street
                             Chicago, Illinois 60602

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied or preceded by a currently effective prospectus of the Fund. No sales charge to the shareholder or to the new investor is made in offering the shares of the Fund.

                                       12